THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK
CHINA — "A" SHARES
Auto Components — 0.8%
Zhejiang Shuanghuan Driveline Co., Ltd. — A	291,300	$1,281,861
Banks — 4.6%
China Merchants Bank Co., Ltd. — A	1,290,147	7,899,767
Beverages — 3.0%
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. — A	37,000	1,599,740
Wuliangye Yibin Co., Ltd. — A	113,396	3,518,986
		5,118,726
Capital Markets — 0.9%
East Money Information Co., Ltd. — A	477,100	1,596,137
Chemicals — 2.5%
Shandong Sinocera Functional Material Co., Ltd. — A	187,000	904,299
Shanghai Putailai New Energy Technology Co., Ltd. — A	255,500	2,095,546
Skshu Paint Co., Ltd. — A*	45,600	838,672
Wanhua Chemical Group Co., Ltd. — A	26,143	375,015
		4,213,532
Construction Materials — 0.1%
China Jushi Co., Ltd. — A	71,700	156,898
Electrical Equipment — 3.3%
Contemporary Amperex Technology Co., Ltd. — A	39,600	2,744,374
Gotion High-tech Co., Ltd. — A	75,000	361,822
Sungrow Power Supply Co., Ltd. — A	131,500	2,543,608
		5,649,804
Electronic Equipment, Instruments & Components — 1.8%
Wingtech Technology Co., Ltd. — A	202,154	1,752,870
Xiamen Faratronic Co., Ltd. — A	50,800	1,352,205
		3,105,075
Food Products — 0.2%
Anjoy Foods Group Co., Ltd. — A	13,400	315,776
Health Care Equipment & Supplies — 1.3%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. — A	29,300	1,445,384
Shenzhen New Industries Biomedical Engineering Co., Ltd. — A	85,400	696,924
		2,142,308
Health Care Providers & Services — 0.2%
Topchoice Medical Corp. — A*	16,700	402,357
Household Durables — 1.4%
Midea Group Co., Ltd. — A	299,329	2,449,483
Life Sciences Tools & Services — 1.2%
Hangzhou Tigermed Consulting Co., Ltd. — A	120,800	2,084,655
Machinery — 4.7%
Estun Automation Co., Ltd. — A	533,000	2,065,964
Jiangsu Hengli Hydraulic Co., Ltd. — A	52,100	505,419
Shenzhen Inovance Technology Co., Ltd. — A	255,504	2,694,635

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
CHINA — "A" SHARES (continued)
Machinery — 4.7% (continued)
Weichai Power Co., Ltd. — A	464,256		$751,236
Wuxi Lead Intelligent Equipment Co., Ltd. — A	283,520		1,946,221
			7,963,475
Media — 2.0%
Focus Media Information Technology Co., Ltd. — A	3,359,100		3,466,468
Pharmaceuticals — 0.1%
Jiangsu Hengrui Medicine Co., Ltd. — A	34,700		217,377
Semiconductors & Semiconductor Equipment — 4.8%
Beijing Huafeng Test & Control Technology Co., Ltd. — A	16,498		673,694
Gigadevice Semiconductor Beijing, Inc. — A	56,967		969,544
Hangzhou Silan Microelectronics Co., Ltd. — A	130,500		683,031
LONGi Green Energy Technology Co., Ltd. — A	238,757		1,710,194
NAURA Technology Group Co., Ltd. — A	34,702		1,205,764
Will Semiconductor Co., Ltd. Shanghai — A	91,665		1,281,989
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. — A	164,200		1,675,716
			8,199,932
Software — 3.8%
Beijing Kingsoft Office Software, Inc. — A	37,317		1,555,087
Shanghai Baosight Software Co., Ltd. — A	357,430		2,650,486
Thunder Software Technology Co., Ltd. — A	143,162		2,332,672
			6,538,245
Specialty Retail — 1.5%
China Tourism Group Duty Free Corp., Ltd. — A	80,600		2,543,114
Transportation Infrastructure — 1.4%
Shanghai International Airport Co., Ltd. — A*	259,800		2,331,374
TOTAL CHINA — "A" SHARES — (Cost $67,857,135)		39.6%	67,676,364
HONG KONG
Automobiles — 1.2%
Yadea Group Holdings, Ltd. 144A	876,000		2,001,397
Capital Markets — 1.1%
Hong Kong Exchanges & Clearing, Ltd.	40,900		1,846,556
Diversified Consumer Services — 1.4%
China Education Group Holdings, Ltd.	1,493,000		2,375,103
Entertainment — 1.4%
Bilibili, Inc. ADR*	97,865		2,446,625
Hotels, Restaurants & Leisure — 2.6%
Galaxy Entertainment Group, Ltd.	357,000		2,478,084
H World Group, Ltd. ADR	41,236		1,957,885
			4,435,969
Household Durables — 1.1%
Man Wah Holdings, Ltd.	1,628,000		1,880,371
Interactive Media & Services — 4.2%
Tencent Holdings, Ltd.	147,500		7,183,564

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Internet & Direct Marketing Retail — 27.3%
Alibaba Group Holding, Ltd.*	996,708		$13,703,002
JD.com, Inc.	283,104		8,374,592
Meituan 144A*	438,250		9,791,454
Pinduoduo, Inc. ADR*	148,183		14,518,971
			46,388,019
Life Sciences Tools & Services — 0.3%
Wuxi Biologics Cayman, Inc. 144A*	67,500		562,257
Real Estate Management & Development — 7.4%
CIFI Holdings Group Co., Ltd.(1)	21,016,968		3,123,470
Country Garden Services Holdings Co., Ltd.	1,238,000		3,358,017
KE Holdings, Inc. ADR*	271,613		4,981,383
Times China Holdings, Ltd.(1)*	6,186,000		1,213,528
			12,676,398
Software — 0.8%
Kingdee International Software Group Co., Ltd.*	627,000		1,360,861
Specialty Retail — 1.0%
Zhongsheng Group Holdings, Ltd.	294,500		1,664,868
TOTAL HONG KONG — (Cost $82,832,531)		49.8%	84,821,988
HONG KONG — "H" SHARES
Capital Markets — 9.1%
China International Capital Corp., Ltd. 144A	3,358,000		7,509,482
China Merchants Securities Co., Ltd. 144A	2,496,000		2,733,277
CITIC Securities Co., Ltd.	2,368,625		5,418,987
			15,661,746
Life Sciences Tools & Services — 1.7%
Pharmaron Beijing Co., Ltd. 144A	390,750		2,862,709
TOTAL HONG KONG — "H" SHARES — (Cost $18,484,585)		10.8%	18,524,455
TOTAL HONG KONG (INCLUDING "H" SHARES) — (Cost $101,317,116)		60.6%	103,346,443
TOTAL COMMON STOCK — (Cost $169,174,251)		100.2%	171,022,807
COLLATERAL FOR SECURITIES ON LOAN
Money Market Funds — 1.9%
Fidelity Investments Money Market Government Portfolio, 4.24%∞ (Cost $3,307,507)	3,307,507		3,307,507
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $3,307,507)		1.9%	3,307,507

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Name of Issuer and Title of Issue	Principal Amount			Value (Note A)
SHORT TERM INVESTMENTS
Time Deposits — 0.0%(2)
BNP Paribas - Paris, 0.21%, 2/1/2023	HKD 415			$53
Citibank N.A. - New York, 3.68%, 2/1/2023	USD 28,721			28,721
TOTAL SHORT TERM INVESTMENTS — (Cost $28,774)		0.0	%(2)	28,774
TOTAL INVESTMENTS — (Cost $172,510,532)		102.1%		174,359,088
OTHER ASSETS AND LIABILITIES		(2.1)%		(3,539,554)
NET ASSETS		100.0%		$170,819,534

Footnotes to Schedule of Investments

*	Denotes non-income producing security.
∞	Rate shown is the 7-day yield as of January 31, 2023.
(1)	A security (or a portion of the security) is on loan. As of January 31, 2023, the market value of securities loaned was $3,132,167. The loaned securities were secured with cash collateral of $3,307,507. Collateral is calculated based on prior day's prices.
(2)	Rounds to less than 0.05%.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these restricted securities amounted to $25,460,576, which represented 14.90% of net assets.

ADR – American Depositary Receipt

HKD – Hong Kong dollar

USD – United States dollar

See notes to schedule of investments.

THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

NOTE A — Security Valuation:

Security Valuation: Portfolio securities listed on recognized U.S. or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors (the “Board”) considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. For securities listed on non-North American exchanges, the Fund fair values those securities daily using fair value factors provided by a third-party pricing service if certain thresholds determined by the Board are met. Direct Investments and derivatives investments, if any, are valued at fair value as determined by or at the direction of the Board based on financial and other information supplied by the Direct Investment Manager or a third-party pricing service.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description*	Level 1	Level 2	Level 3	Total
Common Stock	$23,904,864	$147,117,943	$—	$171,022,807
Collateral For Securities On Loan	3,307,507	—	—	3,307,507
Short Term Investments	28,774	—	—	28,774
TOTAL INVESTMENTS	$27,241,145	$147,117,943	$—	$174,359,088

*	Please refer to the Schedule of Investments for additional security details.